ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	September 30, 2024	September 30, 2023
Accounts receivable	$176,607	$233,481
Less: allowance for expected credit loss	-	-
	$176,607	$233,481

The movement of allowance for expected credit loss is as follow:

	Years Ended September 30,
	2024	2023	2022
Balance at beginning of the year	$-	$-	$-
Provision	4,664	-	-
Written off	(4,664)	-	-
Ending balance	$-	$-	$-